Risk and Capital Management - Credit Risk Exposure (Detail) R$ in Millions, $ in Millions	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of credit risk exposure [line items]
Financial Assets	R$ 1,810,981		R$ 1,761,263
At Amortized Cost	1,271,190		1,185,740
Interbank deposits	69,942		55,685
Securities purchased under agreements to resell	169,718		239,943
Voluntary Investments With The Central Bank Of Brazil	5,800		0	R$ 0
Securities	147,746		129,804
Loan operations and lease operations	822,590		714,104
Other financial assets	96,473		93,255
(-) Provision for Expected Loss	(41,079)		(47,051)
At Fair Value Through Other Comprehensive Income	105,622		109,942
Securities	105,622		109,942
At Fair Value Through Profit or Loss	434,169		465,581
Securities	364,967		389,071
Derivatives	69,045		76,504
Other financial assets		$ 157	6
Financial liabilities - provision for expected loss	5,200		4,392
Loan Commitments	4,433		3,485
Financial Guarantees	767		907
Off balance sheet	519,698		431,315
Credit risk exposure	2,325,479		2,188,186
Financial guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	82,910		68,933
Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	45,773		41,477
Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	391,015		320,905
Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	10,709		6,357
Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	147,878		126,302
Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	180,224		148,245
Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	52,204		40,001
Brazil [Member]
Disclosure of credit risk exposure [line items]
Financial Assets	1,325,332		1,294,428
At Amortized Cost	920,576		861,485
Interbank deposits	17,795		17,775
Securities purchased under agreements to resell	159,974		237,528
Voluntary Investments With The Central Bank Of Brazil	5,800
Securities	125,875		103,146
Loan operations and lease operations	562,646		468,461
Other financial assets	81,398		67,425
(-) Provision for Expected Loss	(32,912)		(32,850)
At Fair Value Through Other Comprehensive Income	44,648		48,992
Securities	44,648		48,992
At Fair Value Through Profit or Loss	360,108		383,951
Securities	343,339		365,718
Derivatives	16,612		18,227
Other financial assets		$ 157	6
Financial liabilities - provision for expected loss	4,543		3,655
Loan Commitments	4,115		3,135
Financial Guarantees	428		520
Off balance sheet	446,267		372,542
Credit risk exposure	1,767,056		1,663,315
Brazil [Member] | Financial guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	62,548		51,830
Brazil [Member] | Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	45,773		41,477
Brazil [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	337,946		279,235
Brazil [Member] | Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	10,709		6,357
Brazil [Member] | Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	147,878		126,302
Brazil [Member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	176,384		144,386
Brazil [Member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	2,975		2,190
Foreign [member]
Disclosure of credit risk exposure [line items]
Financial Assets	485,649		466,835
At Amortized Cost	350,614		324,255
Interbank deposits	52,147		37,910
Securities purchased under agreements to resell	9,744		2,415
Securities	21,871		26,658
Loan operations and lease operations	259,944		245,643
Other financial assets	15,075		25,830
(-) Provision for Expected Loss	(8,167)		(14,201)
At Fair Value Through Other Comprehensive Income	60,974		60,950
Securities	60,974		60,950
At Fair Value Through Profit or Loss	74,061		81,630
Securities	21,628		23,353
Derivatives	52,433		58,277
Financial liabilities - provision for expected loss	657		737
Loan Commitments	318		350
Financial Guarantees	339		387
Off balance sheet	73,431		58,773
Credit risk exposure	558,423		524,871
Foreign [member] | Financial guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	20,362		17,103
Foreign [member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	53,069		41,670
Foreign [member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	3,840		3,859
Foreign [member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	R$ 49,229		R$ 37,811